Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
Cost of products sold	(46,431,220)	(36,177,408)	(34,985,569)
Gross profit	11,568,646	13,083,186	12,678,419
Selling, general and distribuition expenses	(3,378,392)	(3,061,336)	(2,851,296)
Results from equity investments	(888)	39,956	30,078
Other operating income (expenses), net	90,852	(854,880)	(3,905,954)
Operating profit (loss)	8,280,218	9,206,926	5,951,247
Reporting segments
Disclosure of operating segments [line items]
Net revenue	72,258,188	61,351,881	58,869,357
Cost of products sold	(61,069,183)	(48,000,599)	(46,277,063)
Gross profit	11,189,005	13,351,282	12,592,294
Selling, general and distribuition expenses	(3,142,951)	(3,123,950)	(2,931,124)
Results from equity investments	0	0	0
Other operating income (expenses), net	64,839	(531,532)	(756,703)
Operating profit (loss)	8,110,893	9,695,800	8,904,467
Reporting segments | Chemicals
Disclosure of operating segments [line items]
Net revenue	31,111,650	25,179,288	25,062,602
Cost of products sold	(27,464,046)	(20,478,914)	(20,248,175)
Gross profit	3,647,604	4,700,374	4,814,427
Selling, general and distribuition expenses	(756,719)	(773,396)	(680,083)
Results from equity investments	0	0	0
Other operating income (expenses), net	(139,393)	(197,275)	(409,920)
Operating profit (loss)	2,751,492	3,729,703	3,724,424
Reporting segments | Vinyls
Disclosure of operating segments [line items]
Net revenue	3,167,390	3,066,879	3,016,390
Cost of products sold	(2,889,519)	(2,572,774)	(2,815,184)
Gross profit	277,871	494,105	201,206
Selling, general and distribuition expenses	(169,377)	(162,989)	(236,771)
Results from equity investments	0	0	0
Other operating income (expenses), net	(18,416)	(163,374)	(71,880)
Operating profit (loss)	90,078	167,742	(107,445)
Reporting segments | Polyolefins
Disclosure of operating segments [line items]
Net revenue	22,483,866	19,650,398	20,307,367
Cost of products sold	(19,255,377)	(15,432,179)	(15,980,935)
Gross profit	3,228,489	4,218,219	4,326,432
Selling, general and distribuition expenses	(1,310,080)	(1,321,575)	(1,284,665)
Results from equity investments	0	0	0
Other operating income (expenses), net	(93,465)	(177,518)	(199,098)
Operating profit (loss)	1,824,944	2,719,126	2,842,669
Reporting segments | USA and Europe
Disclosure of operating segments [line items]
Net revenue	11,724,776	9,854,496	8,896,071
Cost of products sold	(9,126,392)	(7,419,261)	(6,080,722)
Gross profit	2,598,384	2,435,235	2,815,349
Selling, general and distribuition expenses	(610,384)	(582,672)	(497,810)
Results from equity investments	0	0	0
Other operating income (expenses), net	10,656	(21,279)	(71,000)
Operating profit (loss)	1,998,656	1,831,284	2,246,539
Reporting segments | Mexico
Disclosure of operating segments [line items]
Net revenue	3,770,506	3,600,820	1,586,927
Cost of products sold	(2,333,849)	(2,097,471)	(1,152,047)
Gross profit	1,436,657	1,503,349	434,880
Selling, general and distribuition expenses	(296,391)	(283,318)	(231,795)
Results from equity investments	0	0	0
Other operating income (expenses), net	305,457	27,914	(4,805)
Operating profit (loss)	1,445,723	1,247,945	198,280
Other segments
Disclosure of operating segments [line items]
Net revenue	292,435	83,720	12,202
Cost of products sold	(173,608)	(65,743)	(14,760)
Gross profit	118,827	17,977	(2,558)
Selling, general and distribuition expenses	(34,819)	(13,391)	(1,876)
Results from equity investments	0	0	0
Other operating income (expenses), net	(103)	(2,430)	(20,864)
Operating profit (loss)	83,905	2,156	(25,298)
Corporate unit
Disclosure of operating segments [line items]
Net revenue	265,438	0	0
Cost of products sold		0	0
Gross profit	265,438	0	0
Selling, general and distribuition expenses	(200,622)	(61,384)	(33,582)
Results from equity investments	(888)	39,956	30,078
Other operating income (expenses), net	26,116	(320,918)	(3,128,387)
Operating profit (loss)	90,044	(342,346)	(3,131,891)
Braskem consolidated before eliminations and reclassifications
Disclosure of operating segments [line items]
Net revenue	72,816,061	61,435,601	58,881,559
Cost of products sold	(61,242,791)	(48,066,342)	(46,291,823)
Gross profit	11,573,270	13,369,259	12,589,736
Selling, general and distribuition expenses	(3,378,392)	(3,198,725)	(2,966,582)
Results from equity investments	(888)	39,956	30,078
Other operating income (expenses), net	90,852	(854,880)	(3,905,954)
Operating profit (loss)	8,284,842	9,355,610	5,747,278
Eliminations and reclassifications
Disclosure of operating segments [line items]
Net revenue	(14,816,195)	(12,175,007)	(11,217,571)
Cost of products sold	14,811,571	11,888,934	11,306,254
Gross profit	(4,624)	(286,073)	88,683
Selling, general and distribuition expenses	0	137,389	115,286
Results from equity investments	0	0	0
Other operating income (expenses), net	0	0	0
Operating profit (loss)	R$ (4,624)	R$ (148,684)	R$ 203,969